Related Party Transactions	12 Months Ended
Dec. 31, 2013
Notes
Related Party Transactions

Note 6 - Related party transactions

From inception to December 31, 2013 and 2012, the founding shareholder of the Company loaned a total of $0 and $7,614 to the Company that was used for payment of expenses on behalf of the Company.  The loans are due on demand, have no terms of repayment, are unsecured and bear no interest.  During the year ended December 31, 2013, the Company repaid $2,005 of the related party payable.  As of December 31, 2013, the balance owed to the founding shareholder was $5,609.

On August 1, 2013, the Company entered into a services agreement with a shareholder, for a monthly fee of CAD$2,500. The services agreement is on a month-to-month basis and is cancellable by either party with appropriate notice. The Company recognized $12,500 as an expense during the year ended December 31, 2013.

The Company does not lease or rent any property.  Office services are provided without charge by an officer and director of the Company.  Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.  The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities.  If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests.  The Company has not formulated a policy for the resolution of such conflicts.